                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER: 811-04379

                           PLAN INVESTMENT FUND, INC.
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                               2 Mid America Plaza
                                    Suite 200
                        Oakbrook Terrace, Illinois 60181
               (Address of principal executive offices)(Zip code)

                           David P. Behnke, President
                               2 Mid America Plaza
                        Oakbrook Terrace, Illinois 60181
                     (Name and address of agent for service)

                                    COPY TO:

                              Robert F. Weber, Esq.
                                Seyfarth Shaw LLP
                              55 East Monroe Street
                             Chicago, Illinois 60603

       Registrant's telephone number, including area code: (630) 472-7700

                      Date of fiscal year end: December 31

                     Date of reporting period: June 30, 2005

                                TABLE OF CONTENTS

Item 1.    Reports to Stockholders.
Item 2.    Code of Ethics.
Item 3.    Audit Committee Financial Expert.
Item 4.    Principal Accountant Fees and Services.
Item 5.    Audit Committee of Listed Registrants.
Item 6.    Schedule of Investments
Item 7.    Disclosure of Proxy Voting Policies and Procedures for Closed-End
           Management Investment Companies.
Item 8.    Portfolio Managers of Closed-End Management Investment Companies
Item 9.    Purchases of Equity Securities by Closed-End Management Investment
           Company and Affiliated Purchasers.
Item 10.   Submission of Matters to a Vote of Security Holders.
Item 11.   Controls and Procedures.
Item 12.   Exhibits

ITEM 1.  REPORTS TO STOCKHOLDERS.

                           PLAN INVESTMENT FUND, INC.

                               Semi-Annual Report
                                  June 30, 2005

                                              ADMINISTRATOR:
                                              A
                                              BCS FINANCIAL SERVICES CORPORATION
                                              2 Mid America Plaza
                                              Oakbrook, Terrace, IL 60181
                                              (800) 621-9215

                           PLAN INVESTMENT FUND, INC.

                                                August 29, 2005

Dear Investors:

On behalf of the Board of Trustees, I am pleased to submit the 2005 Semi Annual Report for Plan Investment Fund, Inc. We appreciate the investors' confidence in Plan Investment Fund, Inc. and will work diligently to maintain your trust and confidence.

As always, we welcome your ideas or comments regarding Plan Investment Fund, Inc.

                                      Sincerely,

                                      /s/ David P. Behnke
                                      -------------------------------------
                                      David P. Behnke
                                      President and Chief Executive Officer

                            GOVERNMENT/REPO PORTFOLIO

                             SCHEDULE OF INVESTMENTS
                                   (Unaudited)
                                  June 30, 2005

                                                  PERCENTAGE
                                                      OF         PAR       AMORTIZED
                                                  NET ASSETS    (000)        COST
                                                  ----------   --------   ------------
REPURCHASE AGREEMENTS                               100.4%

Goldman Sachs & Co.
   3.20% (07/01/05)
   To be repurchased at $140,012,444
   (Collateralized by $110,998,000
   U.S. Treasury Notes,
   3.37%; due 01/15/07
   Market Value is $142,800,374)                               $140,000   $140,000,000

Greenwich Capital Markets
   3.38% (07/01/05)
   To be repurchased at $50,004,694
   (Collateralized by $63,068,659
   Federal National Mortgage Association Strips,
   due 09/01/33 to 03/01/34;
   Market Value is $51,502,538)                                  50,000     50,000,000

Lehman Brothers, Inc.
   3.00% (07/01/05)
   To be repurchased at $65,005,417
   (Collateralized by $64,645,000
   Federal Home Loan Bank Notes &
   Federal National Mortgage Association Strips,
   4.37% to 6.00%; due 03/17/10 to 05/15/11;
   Market Value is $66,953,185)                                  65,000     65,000,000

Merrill Lynch & Co.
   3.30% (07/01/05)
   To be repurchased at $140,012,833
   (Collateralized by $280,026,000
   Resolution Funding Corporation Strips,
   8.12% to 8.87%; due 10/15/19 to 07/15/20;
   Market Value is $144,202,056)                                140,000    140,000,000

Morgan Stanley & Co.
   3.40% (07/01/05)
   To be repurchased at $154,238,566
   (Collateralized by $247,938,088
   Federal National Mortgage Association Bonds &
   Federal Home Loan Mortgage Corporation Bonds,
   4.50% to 7.00%; due 04/01/19 to 07/01/35;
   Market Value is $160,393,851)                                154,224    154,224,000

                See accompanying notes to financial statements.

                            GOVERNMENT/REPO PORTFOLIO

                             SCHEDULE OF INVESTMENTS
                                   (Unaudited)
                                  June 30, 2005
                                   (Concluded)

                                                   PERCENTAGE
                                                       OF          PAR      AMORTIZED
                                                    NET ASSETS    (000)        COST
                                                   -----------   --------  -------------
REPURCHASE AGREEMENTS

UBS Securities LLC
   3.28% (07/01/05)
   To be repurchased at $140,012,756
   (Collateralized by $173,381,028
   Federal National Mortgage Association Strips,
   due 08/01/34 to 12/01/34;
   Market Value is $144,202,860)                                 $140,000  $ 140,000,000
                                                                           -------------
TOTAL INVESTMENTS IN SECURITIES                       100.4%               $ 689,224,000
   (Cost $689,224,000*)                                                    =============

LIABILITIES IN EXCESS OF OTHER ASSETS                  (0.4%)                 (2,489,298)
                                                     ------                -------------

NET ASSETS
   (Applicable to $686,734,702 PCs outstanding)       100.0%               $ 686,734,702
                                                     ======                =============

NET ASSET VALUE
Offering and redemption price per PC
($686,734,702/686,734,702 PCs)                                             $        1.00
                                                                           =============

------------------
* Aggregate cost is the same for financial reporting and Federal tax purposes.
PC - Participation Certificate

                 See accompanying notes to financial statements.

                             MONEY MARKET PORTFOLIO

                             SCHEDULE OF INVESTMENTS
                                   (Unaudited)
                                  June 30, 2005

                                     PERCENTAGE
                                        OF          PAR      AMORTIZED
                                     NET ASSETS    (000)       COST
                                    -----------   -------   -----------

GOVERNMENT AGENCY OBLIGATIONS           7.1%

DISCOUNT NOTES

   Federal Home Loan Bank(1)
        2.95% (07/01/05)                          $ 8,374   $ 8,374,000
        (Cost $8,374,000)                                   -----------

BANK OBLIGATIONS                       14.2%

DOMESTIC CERTIFICATES OF DEPOSIT       10.0%
   Citibank N.A.
     3.17% (08/11/05)                               7,000     7,000,000
   Washington Mutual Bank
     3.28% (08/08/05)                               4,894     4,894,000
                                                            -----------

                                                             11,894,000

                                                            -----------

YANKEE CERTIFICATES OF DEPOSIT          4.2%
   Eurohypo AG New York
     3.20% (08/09/05)                               5,000     5,000,000
                                                            -----------

   TOTAL BANK OBLIGATIONS                                    16,894,000
   (Cost $16,894,000)                                       -----------

CORPORATE DEBT                         64.1%

COMMERCIAL PAPER
ASSET BACKED SECURITIES                13.6%
   Concord Minuteman Capital Co.
     3.27% (07/18/05)                               2,629     2,624,940
   Edison Asset Securitization LLC
     3.31% (09/14/05)                               6,600     6,554,487
   Emerald Certificates MBNA
     3.38% (08/30/05)                               7,000     6,960,567
                                                            -----------

                                                             16,139,994
                                                            -----------

SECURITY BROKER & DEALERS               4.2%
     Morgan Stanley & Co.                           5,000     4,982,063
     3.15% (08/11/05)                                       -----------


-------------------
1 - These obligations of U.S. Government sponsored entities are not issued or guaranteed by the U.S. Treasury.

                See accompanying notes to financial statements.

                             MONEY MARKET PORTFOLIO

                             SCHEDULE OF INVESTMENTS
                                   (Unaudited)
                                  June 30, 2005
                                   (Continued)

                                                   PERCENTAGE
                                                       OF          PAR      AMORTIZED
                                                    NET ASSETS    (000)       COST
                                                   -----------   -------   -----------
CORPORATE DEBT (CONTINUED)
NOTES AND BONDS
BANKS                                                   5.8%
   Citigroup Global Markets, Inc.
     3.10% (07/05/05)                                            $   850   $   850,000
   Wells Fargo & Co.
     3.18% (07/05/05)                                              6,000     6,000,000
                                                                           -----------
                                                                             6,850,000
                                                                           -----------
LIFE INSURANCE                                          8.9%
   Allstate Life Global Funding II(2)
     3.30% (07/27/05)                                              5,000     5,000,000
   Metlife Global Funding, Inc(2)
     3.39% (07/28/05)                                              5,500     5,500,000
                                                                           -----------
                                                                            10,500,000
                                                                           -----------
SECURITY BROKERS AND DEALERS                            7.1%
  Greenwich Capital Holdings, Inc.
     3.26% (07/25/05)                                              7,100     7,100,000
   Racers Trust 2004-6MM(2)
     3.28% (07/22/05)                                              1,290     1,290,000
                                                                           -----------
                                                                             8,390,000
                                                                           -----------
SHORT-TERM BUSINESS CREDIT INSTITUTIONS                 5.5%
    General Electric Capital Corp.
     3.28% (07/11/05)                                              6,500     6,506,428
                                                                           -----------
VARIABLE RATE DEMAND NOTES                             19.0%
  AL-Fe Heat Treating, Inc.
     3.39% (07/07/05)                                              3,000     3,000,000
   Brosis Finance LLC
     3.33% (07/06/05)                                              4,900     4,900,000
   Butler County, OH Capital Funding
   Revenue Bonds
     3.50% (07/07/05)                                                670       670,000
   Chesterfield County, VA Industrial Development
   Authority Revenue Bonds
     3.30% (07/07/05)                                              5,000     5,000,000

-----------------
2- Securities exempt from registration under Rule 144A of the Securities Act of of 1933.These securities may not be publicly sold without registration under the Securities Act of of 1933. At June 30, 2005 the value of these securities amounted to approximately $11,790,000 or 9.96% of net assets.

                See accompanying notes to financial statements.

                             MONEY MARKET PORTFOLIO

                             SCHEDULE OF INVESTMENTS
                                   (Unaudited)
                                  June 30, 2005
                                   (Concluded)

CORPORATE DEBT (CONTINUED)

VARIABLE RATE DEMAND NOTES (CONTINUED)
   MUBEA, Inc. Series
     3.38% (07/07/05)                                           $ 4,400   $  4,400,000
     3.38% (07/07/05)                                             3,000      3,000,000
   St. Louis, MO Industrial Development
   Authority Revenue Bonds
     3.54% (07/07/05)                                             1,545      1,545,000
                                                                          ------------
                                                                            22,515,000
                                                                          ------------
   TOTAL CORPORATE DEBT                                                     75,883,485
   (Cost $75,883,485)                                                     ------------

MASTER NOTES                                             3.4%

   Merrill Lynch Mortgage Capital, Inc.
     3.36% (07/05/05)                                             4,000      4,000,000
     (Cost $4,000,000)                                                    ------------

REPURCHASE AGREEMENTS                                   11.4%

Morgan Stanley & Co.
   3.40% (07/01/05)
   To be repurchased at $13,530,278
   (Collateralized by $14,367,544
   Federal National Mortgage Association Bonds,
   5.00%; due 12/01/19; Market Value is $13,934,870)             13,529     13,529,000
   (Cost $13,529,000)                                                     ------------

TOTAL INVESTMENTS IN SECURITIES                        100.2%             $118,680,485
   (Cost $118,680,485*)                                                   ------------

LIABILITIES IN EXCESS OF OTHER ASSETS                   -0.2%                 (294,167)
                                                       -----               -----------

NET ASSETS
   (Applicable to 118,412,037 PCs outstanding)         100.0%             $118,386,318
                                                       =====              ============

NET ASSET VALUE,
Offering and redemption price per PC
($118,386,318/118,412,037 PCs)                                            $       1.00
                                                                          ============

* Aggregate cost is the same for financial reporting and Federal tax purposes.
PC - Participation Certificate

                See accompanying notes to financial statements.

                      STATEMENTS OF ASSETS AND LIABILITIES
                                   (Unaudited)
                                  June 30, 2005

                                              GOVERNMENT/REPO   MONEY MARKET
                                                 PORTFOLIO       PORTFOLIO
                                              ---------------   -------------
ASSETS
   Investments in securities, at amortized                      $ 105,151,485
   cost, which approximates market value
   Repurchase Agreements                       $ 689,224,000       13,529,000
   Cash                                                  215              975
   Accrued interest receivable                        62,714          158,097
   Other assets                                       52,543            9,161
                                               -------------    -------------
     Total Assets                                689,339,472      118,848,718

LIABILITIES
   Dividends payable                               2,460,651          380,140
   Accrued expenses payable
     Payable to Investment Advisor (Note 2)           65,176           42,773
     Payable to Administrator (Note 2)                26,621            6,579
     Payable to Custodian (Note 2)                     7,789            2,254
     Payable to Transfer Agent (Note 2)                3,571              231
     Other liabilities                                40,962           30,423
                                               -------------    -------------
     Total Liabilities                             2,604,770          462,400
                                               -------------    -------------
NET ASSETS                                     $ 686,734,702    $ 118,386,318
                                               =============    =============
NET ASSETS CONSIST OF:
   Paid-in Capital                             $ 686,734,702    $ 118,412,037
   Accumulated net realized losses from
   investment transactions                                 -          (25,719)
   Net Assets                                  $ 686,734,702    $ 118,386,318
                                               =============    =============
NET ASSET VALUE PER
PARTICIPATION CERTIFICATE                      $        1.00    $        1.00
                                               =============    =============

Government/REPO Portfolio
2 billion PCs authorized; 686,734,702 PCs outstanding
($686,734,702/686,734,702 PCs)
Money Market Portfolio
2 billion PCs authorized; 118,412,037 PCs outstanding
($118,386,318/118,412,037 PCs)

                 See accompanying notes to financial statements.

                            STATEMENTS OF OPERATIONS
                                   (Unaudited)
                         Six Months Ended June 30, 2005

                                              GOVERNMENT/REPO    MONEY MARKET
                                                PORTFOLIO         PORTFOLIO
                                              ---------------    ------------
INTEREST INCOME                               $   13,182,957     $  2,157,257
                                              --------------     ------------
EXPENSES
   Investment advisory fees (Note 2)                 684,385          157,364
   Administration fees (Note 2)                      239,499           39,341
   Custodian fees (Note 2)                            46,767           12,098
   Transfer agent fees (Note 2)                       14,862            2,484
   Audit fees                                         23,333            3,872
   Legal fees                                         42,256            7,043
   Insurance expense                                  26,512           10,238
   Trustee expense                                     6,457            1,079
   Fund Compliance fees                                5,949            1,022
   Printing fees                                       6,462            1,080
   Professional services fees                          6,965            6,879
   SEC registration fee                               11,753                -
   Miscellaneous                                       1,062              177
                                              --------------     ------------
     Total expenses                                1,116,262          242,677

     Less fees waived (Note 2)                      (637,265)         (23,606)
                                              --------------     ------------
     Net total expenses                              478,997          219,071
                                              --------------     ------------

NET INVESTMENT INCOME                             12,703,960        1,938,186

NET REALIZED LOSS ON SECURITIES SOLD                       -          (24,862)
                                              --------------     ------------

NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                             $   12,703,960     $  1,913,324
                                              ==============     ============

                 See accompanying notes to financial statements.

                            GOVERNMENT/REPO PORTFOLIO

                       STATEMENTS OF CHANGES IN NET ASSETS
                                   (Unaudited)

                                                          SIX MONTHS ENDED      YEAR ENDED
                                                           JUNE 30, 2005     DECEMBER 31, 2004
                                                          ----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

   Net investment income                                  $    12,703,960     $     7,190,886
                                                          ---------------     ---------------
   Net increase in net assets
     resulting from operations                                 12,703,960           7,190,886
                                                          ---------------     ---------------

DIVIDENDS AND DISTRIBUTIONS TO
PARTICIPATION CERTIFICATE HOLDERS:

   From net investment income $.013
     and $.013 per PC, respectively                           (12,703,960)         (7,190,886)
                                                          ---------------     ---------------

CAPITAL TRANSACTIONS:

   Proceeds from sale of 5,709,100,629
     and 9,870,593,549 PCs, respectively                    5,709,100,629       9,870,593,549

   Value of 8,635,735 and 4,252,451 PCs
     issued in reinvestment of dividends, respectively          8,635,735           4,252,451

   Cost of 5,724,685,638 and 9,465,398,350
     PCs repurchased, respectively                         (5,724,685,638)     (9,465,398,350)
                                                          ---------------     ---------------

   Net increase/(decrease) in net assets resulting
     from capital transactions                                 (6,949,274)        409,447,650
                                                          ---------------     ---------------

   Total increase/(decrease) in net assets                     (6,949,274)        409,447,650

NET ASSETS:

   Beginning of period                                        693,683,976         284,236,326
                                                          ---------------     ---------------

   End of period                                          $   686,734,702     $   693,683,976
                                                          ===============     ===============

   Accumulated Undistributed Net
     Investment Income                                    $             -     $             -
                                                          ===============     ===============

                 See accompanying notes to financial statements.

                             MONEY MARKET PORTFOLIO

                       STATEMENTS OF CHANGES IN NET ASSETS
                                   (Unaudited)

                                                          SIX MONTHS ENDED     YEAR ENDED
                                                            JUNE 30, 2005    DECEMBER 31, 2004
                                                          ----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

   Net investment income                                  $     1,938,186     $     2,832,528
   Net realized loss on securities sold                           (24,862)               (253)
                                                          ---------------     ---------------
   Net increase in net assets
     resulting from operations                                  1,913,324           2,832,275
                                                          ---------------     ---------------

DIVIDENDS AND DISTRIBUTIONS TO
PARTICIPATION CERTIFICATE HOLDERS:

   From net investment income $.012
     and $.011 per PC, respectively                            (1,938,186)         (2,832,528)
                                                          ---------------     ---------------

CAPITAL TRANSACTIONS:

   Proceeds from sale of 896,348,985 and
     2,056,496,195 PCs, respectively                          896,348,985       2,056,496,195

   Value of 867,793 and 1,883,062 PCs
     issued in reinvestment of dividends, respectively            867,793           1,883,062

   Cost of 930,249,368 and 2,203,423,587
     PCs repurchased, respectively                           (930,249,368)     (2,203,423,587)
                                                          ---------------     ---------------

   Net decrease in net assets resulting
     from capital transactions                                (33,032,590)       (145,044,330)
                                                          ---------------     ---------------

   Total decrease in net assets                               (33,057,452)       (145,044,583)

NET ASSETS:

   Beginning of period                                        151,443,770         296,488,353
                                                          ---------------     ---------------
   End of period                                          $   118,386,318     $   151,443,770
                                                          ===============     ===============

   Accumulated Undistributed Net
     Investment Income                                    $             -     $             -
                                                          ===============     ===============

                 See accompanying notes to financial statements.

                            GOVERNMENT/REPO PORTFOLIO

                              FINANCIAL HIGHLIGHTS
                                   (Unaudited)
     For a Participation Certificate (PC) Outstanding Throughout Each Period

                                               SIX MONTHS            YEAR              YEAR             YEAR            YEAR
                                                  ENDED              ENDED             ENDED            ENDED           ENDED
                                                6/30/2005          12/31/04          12/31/03         12/31/02        12/31/01
                                              ------------        ------------     ------------     ------------     ------------
Net Asset Value, Beginning of Period          $       1.00        $       1.00     $       1.00     $       1.00     $       1.00
                                              ------------        ------------     ------------     ------------     ------------

Income From Investment Operations:
Net Investment Income                                0.013               0.013            0.010            0.016            0.038
Net Realized Gain (Loss) on Securities Sold              -                   -                -                -                -
                                              ------------        ------------     ------------     ------------     ------------
Total From Investment Operations                     0.013               0.013            0.010            0.016            0.038
                                              ------------        ------------     ------------     ------------     ------------

Less Distributions:
Dividends to PC holders from
   Net Investment Income                            (0.013)             (0.013)          (0.010)          (0.016)          (0.038)
Distributions to PC holders from
   Net Capital Gains                                     -                   -                -                -                -
                                              ------------        ------------     ------------     ------------     ------------
Total Distributions                                 (0.013)             (0.013)          (0.010)          (0.016)          (0.038)
                                              ------------        ------------     ------------     ------------     ------------

Net Asset Value, End of Period                $       1.00        $       1.00     $       1.00     $       1.00     $       1.00
                                              ============        ============     ============     ============     ============

Total Return                                          1.31%(1)            1.29%            1.04%            1.62%            3.90%

Ratios/Supplemental Data:
Net Assets, End of Period (000)               $    686,735        $    693,684     $    284,236     $    131,558     $     59,237

Ratio of Net Total Expenses                           0.10%*              0.10%            0.10%            0.10%            0.10%
   to Average Net Assets (2)

Ratio of Net Investment Income                        2.65%*              1.32%            1.01%            1.61%            3.83%
    to Average Net Assets (3)

-----------------------
  *Annualized

(1) Total Return (not annualized) for the six months ended June 30, 2005.

(2) Without the waiver of a portion of advisory and administration fees (see
Note 2), the ratio of total expenses to average daily net assets would have been ..23% (annualized) for the six months ended June 30, 2005, and .27%, .28%, .30% and .31% for the years ended December 31, 2004, 2003, 2002, and 2001, respectively.

(3) Without the waiver of a portion of advisory and administration fees (see
Note 2), the ratio of net investment income to average daily net assets would have been 2.52% (annualized) for the six months ended June 30, 2005, and 1.15%, ..83%, 1.41% and 3.62% for the years ended December 31, 2004, 2003, 2002 and
2001, respectively.

                See accompanying notes to financial statements.

                             MONEY MARKET PORTFOLIO

                              FINANCIAL HIGHLIGHTS
                                   (Unaudited)
     For a Participation Certificate (PC) Outstanding Throughout Each Period

                                                   SIX MONTHS         YEAR            YEAR            YEAR          YEAR
                                                     ENDED            ENDED           ENDED           ENDED         ENDED
                                                   6/30/2005         12/31/04        12/31/03        12/31/02      12/31/01
                                                  ------------     ------------    ------------      --------      --------
Net Asset Value, Beginning of Period              $       1.00     $       1.00    $       1.00      $   1.00      $   1.00
                                                  ------------     ------------    ------------      --------      --------
Income From Investment Operations:
Net Investment Income                                    0.012            0.011           0.010         0.017         0.040
Net Realized Gain (Loss) on Securities Sold (1)              -                -               -             -             -
                                                  ------------     ------------    ------------      --------      --------
Total From Investment Operations                         0.012            0.011           0.010         0.017         0.040
                                                  ------------     ------------    ------------      --------      --------
Less Distributions:
Dividends to PC holders from
   Net Investment Income                                (0.012)          (0.011)         (0.010)       (0.017)       (0.040)
Distributions to PC holders from
   Net Capital Gains                                         -                -               -             -             -
                                                  ------------     ------------    ------------      --------      --------

Total Distributions                                     (0.012)          (0.011)         (0.010)       (0.017)       (0.040)
                                                  ------------     ------------    ------------      --------      --------
Net Asset Value, End of Period                    $       1.00     $       1.00    $       1.00      $   1.00      $   1.00
                                                  ============     ============    ============      ========      ========
Total Return                                              1.23%(2)         1.15%           1.02%         1.72%         4.12%

Ratios/Supplemental Data:
Net Assets, End of Period (000)                   $    118,386     $    151,444    $    296,488      $616,125      $715,564

Ratio of Net Total Expenses                               0.28%*           0.27%           0.23%         0.22%         0.23%
   to Average Net Assets (3)

Ratio of Net Investment Income                            2.46%*           1.10%           1.05%         1.70%         4.04%
   to Average Net Assets(4)

-----------
  *Annualized

(1)   Less than $0.01 per share.

(2)   Total return (not annualized) for the six months ended June 30, 2005.

(3)   Without the waiver of a portion of advisory and administration fees (see
Note 2), the ratio of total expenses to average daily net assets would have been ..31% (annualized) for the six months ended June 30, 2005 and .30%, .26%, .24% and .24% for the years ended December 31, 2004, 2003, 2002 and 2001, respectively.

(4)   Without the waiver of a portion of advisory and administration fees (see
Note 2), the ratio of net investment income to average daily net assets would have been 2.43% (annualized) for the six months ended June 30, 2005 and 1.07%, 1.02%, 1.68% and 4.03% for the years ended December 31, 2004, 2003, 2002 and
2001, respectively.

                 See accompanying notes to financial statements.

                          NOTES TO FINANCIAL STATEMENTS
                                   (Unaudited)
                                  June 30, 2005

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     Plan Investment Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified open-end registered investment company. The Fund consists of two separate portfolios, the Government/REPO Portfolio and the Money Market Portfolio (the "Portfolio(s)").

     SECURITY VALUATION: Securities are valued under the amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter a constant proportionate amortization of any discount or premium is recorded until maturity or sale of the security.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME: Security transactions are recorded on the trade date. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis and includes amortization of premiums and accretion of discounts using the effective interest method.

     DIVIDENDS TO PARTICIPATION CERTIFICATE HOLDERS: Dividends of net investment income of the Portfolios are declared daily and paid monthly. The Portfolios intend, subject to the use of offsetting capital loss carryforwards, to distribute net realized short- and long-term capital gains, if any, once each year.

     FEDERAL INCOME TAXES: No provision is made for federal taxes as it is each Portfolio's intention to continue to qualify as a regulated investment company and to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of its net investment income to Participation Certificate holders, which will be sufficient to relieve each Portfolio from all, or substantially all, federal income and excise taxes. As of December 31, 2004, the Money Market Portfolio had a capital loss carry forward of $857 of which, if not utilized, $604 will expire in 2011 and $253 will expire in 2012. Distributions paid by the Portfolios in 2003 and 2004 have the same character for book and tax purposes.

     REPURCHASE AGREEMENTS: Each Portfolio may purchase securities from financial institutions such as banks and broker-dealers subject to the seller's agreement to repurchase them at an agreed upon date and price ("repurchase agreements"). Collateral for repurchase agreements may have longer maturities than the maximum permissible remaining maturity of portfolio investments. The seller under a repurchase agreement is required on a daily basis to maintain the value of the securities subject to the agreement at not less than the repurchase price. The agreement is conditioned upon the collateral being deposited under the Federal Reserve book entry system or held in a separate account by the Fund's custodian or an authorized securities depository. All repurchase agreements held were entered into on June 30, 2005.

     ESTIMATED MATURITIES: The maturity of collateralized mortgage obligations and other asset-backed securities may vary due to prepayments of principal. The maturity dates for these securities are estimates based on historic prepayment factors. The Portfolios held no such securities on June 30, 2005.

     VARIABLE RATE OBLIGATIONS: For variable rate obligations, the interest rate presented is as of June 30, 2005, and the maturity shown is the date of the next interest readjustment.

     MANAGEMENT ESTIMATES: The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     The Fund has entered into agreements for advisory, administrative, service agent, custodian and transfer agent services as follows:

     BlackRock Institutional Management Corporation ("BIMC"), a wholly-owned indirect subsidiary of BlackRock, Inc., which is a majority-owned indirect subsidiary of The PNC Financial Services Group, Inc., serves as the Portfolios' investment advisor and service agent. As compensation for its services, the Portfolios pay BIMC a fee, computed daily and paid monthly, based upon an annualized percentage of the average daily net assets, at the following rate: .20% of the first $250 million, .15% of the next $250 million, .12% of the next $250 million, .10% of the next $250 million, and .08% of amounts in excess of $1 billion.

     BCS Financial Services Corporation ("BCSFSC"), a related party of the Fund, serves as the Fund's administrator with respect to the Fund's overall operations and relations with holders of PCs. Certain officers or employees of BCSFSC are also trustees or officers of the Fund. All officers serve without compensation from the Fund. As compensation for its services, each Portfolio pays BCSFSC a fee, computed daily and paid monthly, at an annual rate not to exceed .05% of the average daily net assets of each of the Fund's Portfolios.

     BIMC and BCSFSC have agreed contractually to reduce the fees otherwise payable to them in 2005 to the extent necessary to reduce the ordinary operating expenses of the Portfolios so that they individually do not exceed 0.30 of one percent (0.30%) of each Portfolio's average daily net assets for the year. Additionally, for the six months ended June 30, 2005, BCSFSC voluntarily waived $156,380 of the $239,499, which BCSFSC was entitled to as the fees for its services as administrator for the Government/REPO Portfolio. BIMC voluntarily waived $480,885 and $23,606 of advisory fees payable by the Government/REPO Portfolio and Money Market Portfolio, respectively, for the six months ended June 30, 2005.

     PFPC Trust Company ("PFPC Trust") acts as custodian of the Fund's assets, and PFPC Inc. ("PFPC") acts as the Fund's transfer agent and dividend disbursing agent. Both PFPC Trust and PFPC are wholly owned subsidiaries of PFPC Worldwide, Inc., an indirect wholly-owned subsidiary of The PNC Financial Services Group.

               ANNUAL MEETING OF PARTICIPATION CERTIFICATE HOLDERS
                                   (Unaudited)
                                  June 30, 2005

The 2005 Plan Investment Fund, Inc. Annual Meeting of Participation Certificate Holders was held on June 22, 2005. At this meeting the Participation Certificate Holders elected the slate of Trustee nominees recommended by the Board of Trustees, and ratified the selection of Deloitte & Touche LLP, as the independent registered public accounting firm for the fiscal year ending December 31, 2005. A total of 1,052,517,014.00 Participation Certificates, representing 99.6% of the Participation Certificates eligible to be voted at the meeting were voted as follows:

                                                     For             Against     Abstain
                                              ----------------       -------     -------
Election of Trustee Nominations               1,052,517,014.00          0           0

Ratification of independent                   1,052,517,014.00          0           0
registered public accounting firm

                              FUND EXPENSE EXAMPLES
                                   (Unaudited)
                                  June 30, 2005

As a Participation Certificate Holder of the Fund, you incur two types of costs:
(1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six months ended June 30, 2005.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                           GOVERNMENT/ REPO PORTFOLIO

                                                                     Expenses Paid During
                       Beginning Account     Ending Account Value     Six Months Ending
                     Value January 1, 2005       June 30, 2005         June 30, 2005*
                     ---------------------   --------------------    -------------------
Actual                     $1,000.00               $1,013.10                 $0.50
                     ---------------------   --------------------    --------------------
Hypothetical               $1,000.00               $1,024.29                 $0.50
(5% return before
expenses)

-------------
* Expenses are equal to the Fund's annualized expense ratio of .10%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period. The Portfolio's ending account value on the first line of the table is based on the actual total return of 1.31% for the six-month period ending June 30, 2005.

                             MONEY MARKET PORTFOLIO

                                                                          Expenses Paid During
                            Beginning Account      Ending Account Value     Six Months Ending
                          Value January 1, 2005        June 30, 2005        June 30, 2005*
                          ---------------------    --------------------   --------------------
Actual                          $1,000.00                $1,012.30                $1.40
                          ---------------------    --------------------   --------------------
Hypothetical                    $1,000.00                $1,023.38                $1.41
(5% return before
expenses)

--------------
* Expenses are equal to the Fund's annualized expense ratio of .28%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period. The Portfolio's ending account value on the first line of the table is based on the actual total return of 1.23% for the six-month period ending June 30, 2005.

                                  FUND PROFILE
                                   (Unaudited)
                                  June 30, 2005

                        PORTFOLIO HOLDINGS SUMMARY TABLE
                            GOVERNMENT/REPO PORTFOLIO

           Security Type                      % of Net Assets       Value
           -------------                      ---------------    ------------
SHORT TERM INVESTMENTS:
   Repurchase Agreements                          100.40%        $689,224,000
LIABILITIES IN EXCESS OF OTHER ASSETS              -0.40%          (2,489,298)
                                              ----------         ------------

   Net Assets -- 100.0%                           100.00%        $686,734,702
                                              ----------         ------------

                              MATURITY INFORMATION

   Maturity                    Amount Par            Percentage
   ---------                   ----------            ----------
  1 - 7 days                 $ 689,224,000             100.0%
  8 - 14 days                            -               0.0%
 15 - 30 days                            -               0.0%
 31 - 60 days                            -               0.0%
 61 - 90 days                            -               0.0%
 91 - 120 days                           -               0.0%
121 - 150 days                           -               0.0%
 Over 150 days                           -               0.0%
                             -------------           -------
                             $ 689,224,000             100.0%
                             =============           =======

                        Average Weighted Maturity - 1 day

                                  FUND PROFILE
                                   (Unaudited)
                                  June 30, 2005
                                   (continued)

                        PORTFOLIO HOLDINGS SUMMARY TABLE
                             MONEY MARKET PORTFOLIO

                              SECURITY TYPE                      % of Net Assets               Value
                              -------------                      ---------------          --------------
SHORT TERM INVESTMENTS:
   Notes and Bonds - Variable Rate Demand Notes                       19.02%              $  22,515,000
   Commercial Paper - Asset Back Securities                           13.63%                 16,139,994
   Commercial Paper - Security Broker & Dealers                        4.21%                  4,982,063
   Bank Obligations                                                   14.27%                 16,894,000
   Repurchase Agreements                                              11.43%                 13,529,000
   Notes and Bonds - Life Insurance                                    8.87%                 10,500,000
   Notes and Bonds - Security Brokers and Dealers                      7.08%                  8,390,000
   Government Agency Obligations                                       7.07%                  8,374,000
   Notes and Bonds - Banks                                             5.79%                  6,850,000
   Notes and Bonds - Short-Term Business Credit Institutions           5.50%                  6,506,428
   Master Notes                                                        3.38%                  4,000,000
LIABILITIES IN EXCESS OF OTHER ASSETS                                 -0.25%                   (294,167)
                                                                 ----------               -------------

           Net Assets--100.0%                                        100.00%              $ 118,386,318
                                                                 ----------               -------------

                              Maturity Information

   Maturity              Amount Par           Percentage
   --------            -------------          ----------
  1 - 7 days           $  55,268,000             46.6%
  8 - 14 days              6,500,000              5.5%
 15 - 30 days             21,519,000             18.1%
 31 - 60 days             21,894,000             18.4%
 61 - 90 days             13,600,000             11.4%
 91 - 120 days                     -              0.0%
121 - 150 days                     -              0.0%
 Over 150 days                     -              0.0%
                       -------------          -------
                       $ 118,781,000            100.0%
                       =============          =======

                       Average Weighted Maturity - 22 days

             APPROVAL OF INVESTMENT ADVISORY AND SERVICE AGREEMENTS

      BOARD OF TRUSTEES' CONSIDERATION OF THE INVESTMENT ADVISORY AND SERVICE AGREEMENTS. The Investment Advisory and Service Agreements ("Advisory Agreements") between Plan Investment Fund, Inc. ("PIF") and BlackRock Institutional Management Corporation ("BIMC") were most recently approved by the Board of Trustees (the "Board" or the "Trustees") of PIF, including a majority of the Trustees who are not parties to the Advisory Agreements or interested persons (as such term is defined in the Investment Company Act of 1940) of any such party (the "Independent Trustees"), at an in-person meeting of the Board held on March 8, 2005. In determining to approve the Advisory Agreements, the Trustees met with the relevant investment advisory personnel from BIMC and considered all information they deemed reasonably necessary to evaluate the terms of the Advisory Agreements. The Board received materials in advance of the meeting relating to its consideration of the Advisory Agreements for each portfolio of PIF (each, a "Portfolio"), including, among other things: (i) fees and expense ratios of each Portfolio; (ii) information on the investment performance of each Portfolio in comparison to the investment performance of a peer group of funds; (iii) information with respect to profitability of BlackRock, Inc. ("BlackRock") and PNC Bank-affiliated companies for the years ended December 31, 2004 and 2003; and (iv) information regarding fees paid to service providers that are affiliates of the Investment Adviser. At the October 28, 2004 Board meeting, the Trustees reviewed a report from Lipper, Inc. ("Lipper"), an independent provider of investment company data. The report contained, along with other information, data regarding fees and expense ratios of each Portfolio in comparison to the fees and expense ratios of a peer group of funds and investment performance of each Portfolio in comparison to the investment performance of a peer group of funds.

      FEES AND EXPENSES. In approving the Advisory Agreements, the Trustees, including the Independent Trustees, took into account fees, both before (referred to as "Contractual") and after (referred to as "Total") any fee waivers and expense reimbursements, and expense ratios of each Portfolio against fees and expense ratios of a peer group of funds with similar asset levels and expense structures (a "peer group"). Both the peer group category and the funds within the peer group with respect to the fee and expense comparisons were selected by Lipper. The Trustees noted that the Portfolios had both Contractual and Total fees in the two lowest quintiles of their respective peer group.

      The Trustees also were provided with information about the services rendered, and the fee rates offered, to other clients advised by BIMC, including other money market funds. Based upon all of the information received, the Trustees concluded that the fees to be paid pursuant to the Advisory Agreements were fair and reasonable.

      NATURE, EXTENT AND QUALITY OF SERVICES. The Trustees received information concerning the investment philosophy and investment process used by the Investment Adviser in managing the Portfolios. In connection with this information, the Trustees considered the Investment Adviser's in-house research capabilities as well as other resources available to the Investment Adviser's personnel.

      The Trustees also considered the quality of the services provided by the Investment Adviser to the Portfolios. The Trustees received and considered information regarding the procedures of the Investment Adviser designed to fulfill its duties to the Portfolios with respect to compliance matters.

      The Trustees considered information relating to the education, experience and number of investment professionals and other personnel who provide services under the Advisory Agreements. The reputation of BlackRock and its financial resources also were taken into consideration. The Trustees concluded that the services provided by the Investment Adviser were consistent with the Portfolios' requirements and that the Investment Adviser appeared to have the necessary personnel and other resources to meet its obligations under the Advisory Agreements.

      FUND PERFORMANCE. The Board of Trustees, including the Independent Trustees, received and considered information about the investment performance of each Portfolio, as well as the performance of funds with the same investment classification and objective ("performance universe"). The funds included within each Portfolio's performance universe were selected by Lipper. As previously mentioned, the Board was provided with performance data for each Portfolio over the one, two, three, five-year and since inception periods ended August 31, 2004. The

Trustees concluded that the performance of each Portfolio was competitive with its performance universe as reported by Lipper.

      PROFITABILITY. While the Trustees received information regarding the profitability of BIMC, they did not consider the profitability of the individual PIF portfolios. These portfolios represent a small portion of the total assets which BIMC manages.

      ECONOMIES OF SCALE. The Independent Trustees received and considered information in the Lipper report regarding economies-of-scale in light of existing breakpoints and the level of assets in the Fund over the past year. The Trustees concluded that the advisory fee structure was reasonable.

      OTHER BENEFITS TO THE INVESTMENT ADVISER. The Board of Trustees, including the Independent Trustees, also took into account not only the advisory fees payable by the Portfolios, but also potential benefits to the Investment Adviser, such as the engagement of affiliates of the Investment Adviser as service providers to the Portfolios, for administrative, transfer agency and custodial services.

      No single factor was considered in isolation or was determinative to the decision of the Board to approve the Advisory Agreements. Rather, the Board concluded, in light of a weighing and balancing of all factors considered, that it was in the best interest of each Portfolio to approve the continuation of the Advisory Agreements, including the fees to be charged for services thereunder.

                                OTHER DISCLOSURES
                                   (Unaudited)
                                  June 30, 2005

The Fund files the Portfolios' complete schedules of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information regarding the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund's Forms N-Q may also be obtained, upon request, by calling 1-800-621-9215.

Information on how proxies relating to the Fund's voting securities (if any) were voted during the most recent 12-month period ended June 30 is available, without charge, upon request, by calling 1-800-621-9215, or on the website of the Commission at http://www.sec.gov.

                           PLAN INVESTMENT FUND, INC.

                         2 Mid America Plaza, Suite 200
                        Oakbrook Terrace, Illinois 60181
                                 (630) 472-7700

                                    TRUSTEES

DAVID P. BEHNKE                         TERRY D. KELLOGG
  President and Chief                      Executive Vice President and
  Executive Officer                     Chief Financial Officer,
  Plan Investment Fund, Inc.;            BlueCross BlueShield of
Senior Vice President and               Alabama
  Chief Financial Officer
BCS Financial Corporation

PAUL F. BROWN                           C. WYNDHAM KIDD, JR.
  Vice President and Deputy               Executive Vice President,
General Counsel,                        Health Management and
  BlueCross BlueShield                    Chief Financial Officer,
Association                             Blue Cross Blue Shield
                                          of Oklahoma

EMIL D. DUDA                            ROBERT A. LEICHTLE
  Senior Executive Vice                   Executive Vice President,
President and Chief Financial           Chief Financial Officer and
  Officer                                  Treasurer
 The Lifetime Healthcare Companies      BlueCross BlueShield
                                           of South Carolina

JOHN G. FOOS                            JERRY T. MALLEN
  Chairman,                                Vice President, Treasury
Plan Investment Fund, Inc.              Operations
  Senior Vice President and             Blue Cross Blue Shield of Illinois
Chief Financial Officer
  Independence Blue Cross

                             JOSEPH F. REICHARD, CCM
                            Vice President, Treasury
                                  Services and
                               Assistant Treasurer
                                 Highmark, Inc.

                               INVESTMENT ADVISOR

                            GOVERNMENT/REPO PORTFOLIO
                           AND MONEY MARKET PORTFOLIO
                 BlackRock Institutional Management Corporation
                              Wilmington, Delaware

ITEM 2. CODE OF ETHICS.

      This item is not applicable to this Semi-Annual Report

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

      This item is not applicable to this Semi-Annual Report

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

      This item is not applicable to this Semi-Annual Report

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

      This item is not applicable to this Semi-Annual Report

ITEM 6. SCHEDULE OF INVESTMENTS

      Schedule of Investments included in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

      Not applicable to the registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

      Not applicable to the registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

      Not applicable to the registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

      None.

ITEM 11. CONTROLS AND PROCEDURES.

      (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are sufficient to ensure that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 as of a date within 90 days of the filing date of the report.

      (b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

      (a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

      (b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PLAN INVESTMENT FUND, INC.

By:  /s/ David P. Behnke
     -----------------------------------
     David P. Behnke, President

Date: August 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ David P. Behnke
     -----------------------------------
     David P. Behnke, President
     (principal executive officer)

Date: August 29, 2005

By:  /s/ Dale E. Palka
     -----------------------------------
     Dale E. Palka, Treasurer
     (principal financial officer)

Date: August 29, 2005

                                  EXHIBIT INDEX

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment
             Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment
             Company Act of 1940.